Supplement dated December 12, 2005 to the Loomis Sayles Retail Funds Statement
    of Additional Information dated February 1, 2005, as may be revised and supplemented from time to time

Effective as of the close of business on November 18, 2005, Sandra O. Moose became the sole chairperson of the Board of Trustees. In addition, John A. Shane, previously a member of the Contract Review and Governance Committee, became a member of the Audit Committee. Accordingly, the lists of the members of the Audit Committee and the Contract Review and Governance Committee in the sub-section "Standing Board Committees" within the section "Management of the Trust" are amended and restated as follows:

         Audit Committee                   Contract Review and Governance Committee
         ---------------                   ----------------------------------------
         Daniel M. Cain - Chairman         Kenneth J. Cowan - Chairman
         John A. Shane                     Graham T. Allison, Jr.
         Cynthia L. Walker                 Charles D. Baker
                                           Edward A. Benjamin
                                           Paul G. Chenault
                                           Richard Darman

     As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Effective as of the close of business on November 18, 2005, the fee schedule for compensating Independent Trustees changed as follows:

     The Trusts pay no compensation to its officers or to its trustees who are Interested Trustees.

     Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. Effective January 1, 2006, the compensation for each Audit Committee member will increase to $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund, a closed-end fund advised by AEW Management and Advisors, L.P., an affiliate of IXIS Advisors and Loomis Sayles, each Trustee (other than the Chairperson) receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees for the AEW Real Estate Income Fund assume four Committee meetings per year. Each Trustee of the AEW Real Estate Income Fund is compensated $200 per Committee meeting that he or she attends in excess of four per year. The Chairperson of the Board receives an annual retainer of $200,000, but does not receive any committee or meeting fees.

Effective immediately, the sub-section "Investment Strategies" within the section "Investment Strategies and Risks" is amended to add the following paragraph:

Bank Loans

     The Loomis Sayles Bond Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower's capital structure, may be secured by the borrower's assets and have interest rates that reset frequently. These loans generally will not be rated investment grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. The Fund's investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment grade bonds and there may be less public information available about them. The Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). The Fund may also acquire a participation interest in another lender's portion of the senior loan.

                                                                   M-LSSP46-1205

            LOOMIS SAYLES INVESTMENT GRADE BOND FUND - CLASS J SHARES

 Supplement dated December 12, 2005 to the Statement of Additional Information for Class J Shares of Loomis Sayles Investment Grade Bond Fund, dated February
         1, 2005, as may be revised and supplemented from time to time

Effective as of the close of business on November 18, 2005, Sandra O. Moose became the sole chairperson of the Board of Trustees. In addition, John A. Shane, previously a member of the Contract Review and Governance Committee, became a member of the Audit Committee. Accordingly, the lists of the members of the Audit Committee and the Contract Review and Governance Committee in the sub-section "Standing Board Committees" within the section "Management of the Trust" are amended and restated as follows:

         Audit Committee                   Contract Review and Governance Committee
         ---------------                   ----------------------------------------
         Daniel M. Cain - Chairman         Kenneth J. Cowan - Chairman
         John A. Shane                     Graham T. Allison, Jr.
         Cynthia L. Walker                 Charles D. Baker
                                           Edward A. Benjamin
                                           Paul G. Chenault
                                           Richard Darman

     As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Effective as of the close of business on November 18, 2005, the fee schedule for compensating Independent Trustees changed as follows:

     The Trusts pay no compensation to its officers or to its trustees who are Interested Trustees.

     Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. Effective January 1, 2006, the compensation for each Audit Committee member will increase to $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund, a closed-end fund advised by AEW Management and Advisors, L.P., an affiliate of IXIS Advisors and Loomis Sayles, each Trustee (other than the Chairperson) receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees for the AEW Real Estate Income Fund assume four Committee meetings per year. Each Trustee of the AEW Real Estate Income Fund is compensated $200 per Committee meeting that he or she attends in excess of four per year. The Chairperson of the Board receives an annual retainer of $200,000, but does not receive any committee or meeting fees.

                                                                   M-LSSP47-1205

Supplement dated December 12, 2005, to the Statement of Additional Information -
Part II for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and Loomis Sayles Funds II dated February 1, 2005, as revised on May 1, 2005, and as may be supplemented from time to time

Effective as of the close of business on November 18, 2005, Sandra O. Moose became the sole chairperson of the Board of Trustees. In addition, John A. Shane, previously a member of the Contract Review and Governance Committee, became a member of the Audit Committee. Accordingly, the lists of the members of the Audit Committee and the Contract Review and Governance Committee in the sub-section "Standing Board Committees" within the section "Management of the Trust" are amended and restated as follows:


         Audit Committee                   Contract Review and Governance Committee
         ---------------                   ----------------------------------------
         Daniel M. Cain - Chairman         Kenneth J. Cowan - Chairman
         John A. Shane                     Graham T. Allison, Jr.
         Cynthia L. Walker                 Charles D. Baker
                                           Edward A. Benjamin
                                           Paul G. Chenault
                                           Richard Darman

     As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Effective as of the close of business on November 18, 2005, the fee schedule for compensating Independent Trustees changed as follows:

     The Trusts pay no compensation to its officers or to its trustees who are Interested Trustees.

     Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. Effective January 1, 2006, the compensation for each Audit Committee member will increase to $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund, a closed-end fund advised by AEW Management and Advisors, L.P., an affiliate of IXIS Advisors and Loomis Sayles, each Trustee (other than the Chairperson) receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees for the AEW Real Estate Income Fund assume four Committee meetings per year. Each Trustee of the AEW Real Estate Income Fund is compensated $200 per Committee meeting that he or she attends in excess of four per year. The Chairperson of the Board receives an annual retainer of $200,000, but does not receive any committee or meeting fees.

Effective immediately, the sub-section "Investment Strategies" within the section "Investment Strategies and Risks" is amended to add the following paragraph:

Bank Loans

     The Loomis Sayles Strategic Income Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower's capital structure, may be secured by the borrower's assets and have interest rates that reset frequently. These loans generally will not be rated investment grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. The Fund's investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment grade bonds and there may be less public information available about them. The Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). The Fund may also acquire a participation interest in another lender's portion of the senior loan.

                                                                      SP287-1205